Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		10
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		10
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		96.5
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		98.8
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		$ 104
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		105
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		2.51
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8		2.55
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9		1.53
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10		1.86
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11		0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12		0
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	0.51
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	1
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	$ 3
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	100.00%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	0.11
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.95%
Commitments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.00%